Operating Segments - External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [Line Items]
Revenue	$ 1,323,365	$ 1,224,262	$ 1,109,800
Non-current assets (excluding goodwill and intangible assets)	237,363	237,911
Jersey, Channel Islands [member]
Disclosure of geographical areas [Line Items]
Revenue	0	0	0
Non-current assets (excluding goodwill and intangible assets)	0	0
UK [member]
Disclosure of geographical areas [Line Items]
Revenue	374,995	351,035	363,871
Non-current assets (excluding goodwill and intangible assets)	1,883	4,274
USA [member]
Disclosure of geographical areas [Line Items]
Revenue	623,370	602,453	504,260
Non-current assets (excluding goodwill and intangible assets)	14,345	14,820
India [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	122,318	119,534
South Africa [member]
Disclosure of geographical areas [Line Items]
Revenue	13,421	13,526	22,270
Non-current assets (excluding goodwill and intangible assets)	29,909	23,665
Philippines [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	57,815	68,431
Rest of the world [member]
Disclosure of geographical areas [Line Items]
Revenue	116,361	96,006	84,072
Non-current assets (excluding goodwill and intangible assets)	11,093	7,187
Europe (excluding UK) [member]
Disclosure of geographical areas [Line Items]
Revenue	109,250	86,504	67,918
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 85,968	$ 74,738	$ 67,409